September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Taxable Municipal Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 2.9%
Grand Canyon University, 5.13%, 10/01/28(a)	$6,022	$ 5,921,931
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	16,197,892
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	9,019,650
		31,139,473
Financial Services(b) — 1.8%
MMH Master LLC
6.38%, 02/01/34	2,446	2,543,662
6.50%, 02/01/39	6,475	6,922,523
6.75%, 02/01/44	7,300	7,777,225
Western Group Housing LP, 6.75%, 03/15/57	2,357	2,349,119
		19,592,529
Health Care Providers & Services — 3.2%
CommonSpirit Health, 5.32%, 12/01/34(a)	5,000	5,080,187
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	5,150,578
Sutter Health, Series 2025, 5.54%, 08/15/35	10,490	11,002,567
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	13,034,200
		34,267,532
Total Corporate Bonds — 7.9% (Cost: $90,027,634)		84,999,534
Municipal Bonds
Alabama — 0.5%
Alabama Incentives Financing Authority, Refunding RB, Series B, (AGM), 3.54%, 09/01/42	4,970	4,208,703
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,471,484
		5,680,187
Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53(a)	9,270	9,715,380
Arizona — 3.4%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	11,540	12,083,907
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	24,072,132
		36,156,039
Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,400	8,131,460
California — 22.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB(c)
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,806,945
Series D, Subordinate, (AGM), 0.00%, 10/01/40	3,775	1,570,285
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	11,000	12,543,290
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	6,720	7,595,117
Series S-3, 6.91%, 10/01/50	14,000	15,963,316
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,600	4,058,900
Security	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	$4,605	$ 4,199,182
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	17,050	20,241,582
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,759,521
Cerritos Community College District, Refunding GO, 3.00%, 08/01/38	1,000	825,196
City & County of San Francisco California, COP, Class A, 6.38%, 10/01/43	8,480	8,838,242
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	981,263
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40(a)	6,000	4,914,779
3.38%, 06/15/44	1,500	1,160,377
City of Orange California, RB, (BAM), 3.12%, 06/01/44	2,000	1,505,867
City of Riverside California, RB, Series A, 3.86%, 06/01/45	1,500	1,290,718
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	9,065	9,469,292
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,604,715
Class B, (SAP), 3.29%, 06/01/42	2,000	1,565,040
Series A-1, 3.71%, 06/01/41	26,275	20,551,002
Series A-1, 4.21%, 06/01/50	22,500	16,699,909
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	575	578,597
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(a)	10,000	10,961,644
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	5,330	5,745,360
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,570	3,569,976
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,491,440
State of California, GO, BAB(a)
7.55%, 04/01/39	9,035	10,920,983
7.35%, 11/01/39	5,000	5,870,896
7.63%, 03/01/40	8,950	10,831,340
7.60%, 11/01/40	15,000	18,370,743
State of California, Refunding GO(a)
5.13%, 03/01/38	10,010	10,117,513
5.88%, 10/01/41	5,000	5,206,919
		236,809,949
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,323,573
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54	1,860	1,967,477
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,862,481
		19,153,531

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 1.7%
Connecticut Housing Finance Authority, RB, S/F Housing, Series E-1, Class T, Sustainability Bonds, 5.37%, 11/15/44(a)	$6,575	$ 6,313,482
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.41%, 05/15/55	10,000	10,243,408
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	1,545	1,519,597
		18,076,487
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	13,364,271
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	6,019,339
		19,383,610
Florida — 5.2%
Capital Trust Agency, Inc., RB, 5.50%, 06/15/26(b)	235	235,345
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,391,896
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	20	19,995
Florida Development Finance Corp., RB, Series D, 5.75%, 12/15/26(b)	650	650,613
Florida Development Finance Corp., Refunding RB
Class B, 4.01%, 04/01/40	2,500	2,164,306
Series B, 4.11%, 04/01/50	5,000	4,118,479
AMT, 12.00%, 07/15/32(b)(d)(e)	1,150	713,000
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	11,309,087
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	10	9,998
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34(a)	18,300	19,061,695
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,737,132
		55,411,546
Georgia — 5.6%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	580,500
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	25,077	27,387,959
6.66%, 04/01/57	20,260	22,035,981
7.06%, 04/01/57	9,300	10,488,719
		60,493,159
Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,430,054
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	2,061,737
		7,491,791
Idaho — 1.7%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	220,702
Security	Par (000)	Value
Idaho (continued)
Idaho Housing & Finance Association, RB (continued)
Series B, 7.15%, 06/15/31	$365	$ 346,325
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	5,695	6,017,576
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44(a)	11,710	11,913,965
		18,498,568
Illinois — 16.4%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,597,873
6.52%, 12/01/40	9,745	9,393,434
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,672,656
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	7,288	8,131,973
Series B, 6.90%, 12/01/40	4,472	4,993,747
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	16,753,405
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	39,969,759
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 2nd Lien, 6.74%, 11/01/40	15,250	16,599,227
County of Will Illinois, Refunding GO, 2.95%, 11/15/45	8,000	5,797,067
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	3,053,360
Illinois Housing Development Authority, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	4,125	4,143,337
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.90%, 10/01/46	7,145	7,180,783
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	6,635	7,034,390
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,761,866
State of Illinois, GO, BAB
6.63%, 02/01/35	2,077	2,194,675
7.35%, 07/01/35(a)	25,611	27,920,341
Series 3, 6.73%, 04/01/35(a)	4,861	5,169,274
		176,367,167
Indiana — 1.5%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	8,861,826
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	7,260	7,213,706
		16,075,532
Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,621,087
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39(a)	9,750	10,006,507
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 2.6%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	$5,000	$ 5,200,833
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,302,506
Maryland Economic Development Corp., RB
4.00%, 04/01/34	9,140	6,668,914
Sustainability Bonds, 5.94%, 05/31/57	5,000	5,052,392
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	520	524,492
		27,749,137
Massachusetts — 6.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,211,319
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,000	8,492,211
Series A, 5.95%, 07/01/44	14,565	14,988,933
Series A, 6.17%, 07/01/50	15,000	15,386,566
Massachusetts Educational Financing Authority, Refunding RB
Series A, 4.95%, 07/01/38	13,355	13,217,306
Series A, 6.35%, 07/01/49	8,885	9,294,660
Massachusetts Housing Finance Agency, RB, S/F Housing, Series 226, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.84%, 12/01/42	3,170	3,210,320
Massachusetts Port Authority, Refunding RB, Series C, 2.72%, 07/01/42	5,055	3,850,354
		73,651,669
Michigan — 4.1%
Michigan Finance Authority, RB
6.38%, 06/01/33(b)(d)(e)	1,000	403,750
Series D, 5.02%, 11/01/43	7,500	7,100,719
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,967,362
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,124,428
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,624,854
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48(a)	14,575	13,225,995
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,146,945
		44,594,053
Minnesota — 1.8%
Minnesota Housing Finance Agency, RB, S/F Housing, Series P, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.79%, 07/01/44	3,000	3,029,479
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,461,881
Security	Par (000)	Value
Minnesota (continued)
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	$5,000	$ 5,544,694
Western Minnesota Municipal Power Agency, Refunding RB, Series A, 3.23%, 01/01/46	3,000	2,270,784
		19,306,838
Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,233,205
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,294,403
		20,527,608
Nevada — 0.8%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,242,003
Nevada Housing Division, RB, S/F Housing, Series F, (FHLMC, FNMA, GNMA), 5.52%, 10/01/44	6,485	6,235,174
		8,477,177
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	1,815,614
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	9,021,600
2.87%, 07/01/35	4,695	3,286,228
Series A, 6.89%, 04/01/34(b)	9,140	9,576,357
New Hampshire Health and Education Facilities Authority Act, RB, Class A, 5.04%, 11/01/34	4,130	4,143,740
		27,843,539
New Jersey — 8.5%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29	20,974	22,047,850
Series B, 7.00%, 06/15/30(b)	2,860	2,864,874
New Jersey Educational Facilities Authority, Refunding RB
(AGM), 3.51%, 07/01/42	6,000	4,982,381
(AGM), 3.61%, 07/01/50	1,500	1,130,235
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42(a)	7,500	6,170,864
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39	7,230	6,682,255
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	39,379,365
Series F, 7.41%, 01/01/40	6,790	8,188,043
		91,445,867
New York — 11.5%
City of New York, GO
Series H, 6.29%, 02/01/45	7,260	7,749,306
Series D-1, Sustainability Bonds, 5.11%, 10/01/54	3,930	3,748,169
City of New York, Refunding GO
Series D, 2.17%, 08/01/34(f)	4,305	3,585,823
Series D, 2.17%, 08/01/34	2,980	2,458,094
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39(a)	11,620	13,859,956

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	$2,220	$ 2,429,116
Series TR, 6.69%, 11/15/40	19,705	21,521,816
Metropolitan Transportation Authority, Refunding RB, Series C2, Sustainability Bonds, 5.18%, 11/15/49	340	316,149
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.10%, 11/01/45	1,310	902,014
Series D, Sustainability Bonds, (HUD SECT 8), 5.40%, 08/01/49(a)	6,550	6,368,856
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42(a)	5,000	5,243,212
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	7,590	7,808,131
New York State Dormitory Authority, RB, Series B, 5.99%, 07/01/45	5,145	5,371,523
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	15,176,870
New York State Dormitory Authority, Refunding RB
2.99%, 07/01/40	7,090	5,732,069
Class B, 2.69%, 07/01/40	3,000	2,316,848
New York State Thruway Authority, Refunding RB, Series M, 3.50%, 01/01/42	2,000	1,678,719
Port Authority of New York & New Jersey, RB, RB, 5.65%, 11/01/40	2,115	2,261,071
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-3, 2.51%, 05/15/35(a)	10,390	8,650,701
Series A-3, 2.92%, 05/15/40	3,000	2,330,627
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	3,400	3,602,517
		123,111,587
North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	6,815	7,129,383
Ohio — 3.4%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41(a)	20,760	24,721,070
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,650,333
State of Ohio, Refunding RB, 3.28%, 01/01/42	3,000	2,550,916
		36,922,319
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52(a)	6,750	6,480,204
Series A-3, 4.71%, 05/01/52	3,695	3,395,798
Series B, 11.00%, 09/01/41(b)	3,000	2,699,816
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45	3,500	3,781,090
		16,356,908
Pennsylvania — 3.5%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,165,594
Series A, 3.81%, 06/01/41	6,110	5,251,216
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	$23,050	$ 25,295,662
Pennsylvania Turnpike Commission, Refunding RB, 3.58%, 12/01/43	3,630	2,977,146
		37,689,618
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,342,226
Series A-2, Restructured, 4.55%, 07/01/40	14,899	12,032,957
		15,375,183
South Carolina — 3.2%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	9,130,395
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	714,056
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	12,302,507
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	4,595	4,897,518
Series D, (AGM), 6.45%, 12/01/42	2,870	3,259,552
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	4,125	3,741,532
		34,045,560
Tennessee — 5.0%
Memphis-Shelby County Industrial Development Board, Refunding RB, Series B, 5.45%, 07/01/45	5,875	4,394,606
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43(a)	35,105	40,204,666
Tennessee Housing Development Agency, RB, S/F Housing
Series 1B, Sustainability Bonds, 5.92%, 07/01/49	545	545,884
Series 2B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.91%, 07/01/44	5,000	5,043,222
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41(a)	4,525	3,420,269
		53,608,647
Texas — 7.7%
Alamo Regional Mobility Authority, Refunding RB, Series B, 3.28%, 06/15/46	5,910	4,487,586
Arlington Higher Education Finance Corp., RB(b)
5.50%, 04/01/30	500	480,444
6.50%, 11/01/32	1,280	1,292,572
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	765	732,129
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,375,383
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	2,500	2,391,058
Hidalgo County Regional Mobility Authority, Refunding RB, Series B, (AGM), 2.91%, 12/01/40	5,000	3,939,209
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 2.99%, 11/01/41	4,750	3,719,478
New Caney Independent School District, Refunding GO, (PSF), 2.40%, 02/15/42	7,025	4,932,084
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27(b)	$265	$ 262,807
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	8,285	7,440,200
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	10,000	10,052,332
Rockwall Independent School District, Refunding GO, (PSF), 2.38%, 02/15/46	5,000	3,272,272
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41(a)	10,000	10,213,670
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	19,811,760
United Independent School District, Refunding GO, (PSF), 2.85%, 08/15/44	3,885	2,812,689
		83,215,673
Utah — 0.4%
Utah ah Housing Corp., RB, S/F Housing, Series I, (FHLMC, FNMA, GNMA), 5.96%, 07/01/45	875	886,266
Utah Housing Corp., RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	2,840	3,000,435
		3,886,701
Virginia — 3.4%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	28,655	21,581,335
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,427,997
Series F, (HUD SECT 8), 3.13%, 07/01/45	3,425	2,536,159
Virginia Housing Development Authority, RB, S/F Housing
Series A, 5.57%, 10/01/49	5,845	5,866,731
Series E, 5.82%, 07/01/44(a)	3,670	3,673,973
		37,086,195
Washington — 1.8%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	17,800	18,835,527
West Virginia — 1.4%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	155,692
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	10,000	7,236,513
Series B, Class 2, 4.88%, 06/01/49	8,155	7,714,132
		15,106,337
Security	Par (000)	Value
Wisconsin(b) — 0.9%
Public Finance Authority, RB
5.38%, 06/15/28	$250	$ 249,369
5.25%, 01/01/31	925	858,541
Series B, Class S, 5.25%, 06/15/26	50	49,988
Public Finance Authority, RB, M/F Housing, 6.70%, 02/01/55	7,550	7,569,055
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49	1,470	1,240,059
		9,967,012
Total Municipal Bonds — 140.8% (Cost: $1,478,797,099)		1,513,004,538
Total Long-Term Investments — 148.7% (Cost: $1,568,824,733)		1,598,004,072

	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(g)(h)	3,717,434	3,717,434
Total Short-Term Securities — 0.3% (Cost: $3,717,434)		3,717,434
Total Investments — 149.0% (Cost: $1,572,542,167)		1,601,721,506
Liabilities in Excess of Other Assets — (49.0)%		(526,689,728)
Net Assets — 100.0%		$ 1,075,031,778

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,563,635	$ 2,153,799 (a)	$ —	$ —	$ —	$ 3,717,434	3,717,434	$ 311,608	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	4.24%(b)	05/16/25	Open	$ 7,933,750	$ 8,056,921	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.34 (b)	05/16/25	Open	8,721,212	8,874,662	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	1,204,875	1,226,121	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	4,575,000	4,655,672	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	13,106,250	13,337,357	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	7,375,637	7,505,695	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	25,434,856	25,883,358	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.35 (b)	05/16/25	Open	5,880,938	5,984,638	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	17,865,375	18,180,401	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	15,193,750	15,461,666	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	7,113,750	7,239,189	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	2,870,000	2,920,608	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	17,573,750	17,883,634	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	38,160,000	38,832,888	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	5,706,250	5,806,870	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	2,925,000	2,976,578	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	05/16/25	Open	3,026,250	3,079,613	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	05/16/25	Open	10,325,000	10,509,043	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	05/16/25	Open	4,775,000	4,857,186	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	05/16/25	Open	38,308,331	38,969,150	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	05/16/25	Open	7,409,737	7,537,555	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.28 (b)	05/16/25	Open	10,209,550	10,386,839	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	10,113,500	10,290,672	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	7,945,000	8,084,183	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	18,551,250	18,876,237	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	15,994,981	16,275,187	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	1,950,000	1,984,161	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	6,743,344	6,861,476	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	6,562,188	6,677,146	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	1,515,000	1,541,540	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	16,912,500	17,208,779	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	4,359,713	4,436,087	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	2,017,500	2,052,843	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	19,202,562	19,538,959	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	12,811,050	13,035,478	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	10,387,500	10,569,472	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	05/16/25	Open	7,873,294	8,011,221	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.33 (b)	05/16/25	Open	3,527,788	3,589,724	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.33 (b)	05/16/25	Open	5,901,063	6,004,665	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.33 (b)	05/16/25	Open	8,324,625	8,470,778	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.33 (b)	05/16/25	Open	11,852,500	12,060,590	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.33 (b)	05/16/25	Open	5,431,250	5,526,605	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	05/16/25	Open	12,224,781	12,440,345	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	05/16/25	Open	9,506,250	9,675,699	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	05/29/25	Open	15,342,400	15,582,125	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	06/02/25	Open	9,165,712	9,305,884	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.35 (b)	06/26/25	Open	4,850,000	4,910,113	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	06/26/25	Open	8,182,125	8,283,538	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	09/02/25	Open	11,329,425	11,371,133	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.32 (b)	09/09/25	Open	6,717,938	6,736,699	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/09/25	Open	9,962,500	9,990,506	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/10/25	Open	5,093,750	5,107,418	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/18/25	Open	6,107,875	6,118,021	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/18/25	Open	5,737,500	5,747,134	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/24/25	Open	6,580,700	6,586,266	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/30/25	Open	3,218,406	3,218,406	Municipal Bonds	Open/Demand
				$ 547,690,231	$ 556,334,734

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	364	12/19/25	$ 40,950	$ (254,666)
U.S. Long Bond	643	12/19/25	74,990	(1,908,890)
				$ (2,163,556)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 84,999,534	$ —	$ 84,999,534
Municipal Bonds	—	1,513,004,538	—	1,513,004,538
Short-Term Securities
Money Market Funds	3,717,434	—	—	3,717,434
	$3,717,434	$1,598,004,072	$—	$1,601,721,506
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (2,163,556)	$ —	$ —	$ (2,163,556)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $556,334,734 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviation (continued)
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAP	Subject to Appropriations
Schedule of Investments